Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,197,909
Charge for the year	516,276	$ 74,264	¥ 492,826	¥ 450,092
Impairment loss	17,278	2,485	7,227	3,920
Ending balance	3,995,744	574,770	4,197,909
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,531,630		9,221,820
Additions	353,348		478,891
Disposals	(67,385)		(102,512)
Transfers	98
Write-off	(29,127)		(60,548)
Translation difference	6,355		(6,021)
Ending balance	(9,794,919)		9,531,630	9,221,820
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,333,721)		(4,963,060)
Charge for the year	533,777		519,518
Disposals	61,671		94,833
Write-off	25,832		59,414
Impairment loss	17,278		7,227
Translation difference	1,902		(1,837)
Ending balance	5,799,175		(5,333,721)	(4,963,060)
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,007
Ending balance	14,177	2,039	13,007
Freehold land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,464		14,092
Translation difference	1,190		(628)
Ending balance	(14,654)		13,464	14,092
Freehold land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(457)		(487)
Translation difference	20		(30)
Ending balance	477		(457)	(487)
Leasehold buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,522,829
Ending balance	1,499,656	215,719	1,522,829
Leasehold buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,546,285		2,449,379
Additions	8,768		2,214
Disposals	(5,530)		(5,435)
Transfers	72,252		105,117
Write-off	(14,827)		(1,551)
Translation difference	3,836		(3,439)
Ending balance	(2,610,784)		2,546,285	2,449,379
Leasehold buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,023,456)		(934,390)
Charge for the year	101,709		93,397
Disposals	3,166		2,119
Write-off	11,855		1,432
Translation difference	984		(780)
Ending balance	1,111,128		(1,023,456)	(934,390)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	405,430
Ending balance	334,709	48,147	405,430
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	405,430		700,716
Additions	312,442		426,621
Transfers	(369,120)		(721,753)
Translation difference	17		(154)
Ending balance	348,769		405,430	700,716
Construction in progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	14,060
Ending balance	14,060
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,155,260
Ending balance	2,052,585	295,255	2,155,260
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,224,902		5,731,485
Additions	13,469		20,655
Disposals	(54,323)		(81,321)
Transfers	288,475		603,595
Write-off	(1,081)		(48,990)
Translation difference	404		(522)
Ending balance	(6,471,846)		6,224,902	5,731,485
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,069,642)		(3,795,804)
Charge for the year	398,465		394,171
Disposals	51,290		78,917
Write-off	978		48,366
Impairment loss	3,218		7,227
Translation difference	204		(277)
Ending balance	4,419,261		(4,069,642)	(3,795,804)
Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,450
Ending balance	52,342	7,529	53,450
Office furniture, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	222,380		203,090
Additions	12,413		16,803
Disposals	(964)		(1,896)
Transfers	8,491		13,041
Write-off	(10,754)		(7,416)
Translation difference	763		(1,242)
Ending balance	(232,329)		222,380	203,090
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(168,930)		(159,035)
Charge for the year	22,005		19,579
Disposals	960		1,688
Write-off	10,559		7,280
Translation difference	571		(716)
Ending balance	179,987		(168,930)	(159,035)
Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,933
Ending balance	42,275	$ 6,081	47,933
Motor and transport vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	119,169		123,058
Additions	6,256		12,598
Disposals	(6,568)		(13,860)
Write-off	(2,465)		(2,591)
Translation difference	145		(36)
Ending balance	(116,537)		119,169	123,058
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(71,236)		(73,344)
Charge for the year	11,598		12,371
Disposals	6,255		12,109
Write-off	2,440		2,336
Translation difference	123		(34)
Ending balance	¥ 74,262		¥ (71,236)	¥ (73,344)